Partners' Equity (Details) - USD ($)									1 Months Ended	6 Months Ended		12 Months Ended
	May 07, 2026	Apr. 21, 2026	Feb. 10, 2026	Jan. 21, 2026	Jul. 25, 2025	May 27, 2025	Oct. 23, 2018	Jul. 20, 2015	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Nov. 24, 2025	Nov. 21, 2024
Partners' Equity:
Common unitholders - units outstanding										36,382,011		36,382,011
Common unitholders - units issued										36,382,011		36,382,011
Preferred units, outstanding										3,000,000		3,000,000
Preferred units, issued										3,000,000		3,000,000
General partner issued										35,526		35,526
General partner outstanding										35,526		35,526
Proceeds from repurchase of common units											$ 789,000
Percentage of mandatorily redeemable series B preferred units						8.75%
Series B preferred unit price excluding accrued and unpaid distributions					$ 25
Series B preferred unit price of accrued and unpaid distributions					$ 0.45258267
Deemed dividend on redeemable Series B Preferred Units (Note 9)						$ 2,031,000					$ 2,031,000
Amount reclassified from equity to current liabilities						55,528,000
Dividend payable						$ 93,000
Distribution made to limited partner, distributions paid per unit	$ 0.05		$ 0.05
Accrued dividends									$ 529,000
Partner's
Partners' Equity:
Repurchase program													$ 10,000,000	$ 10,000,000
Repurchase of common units											216,185	365,118
Proceeds from repurchase of common units											$ 789,000	$ 1,322,000
Deemed dividend on redeemable Series B Preferred Units (Note 9)											2,031,000
General Partner
Partners' Equity:
Payments to general partner										$ 2,000	$ 2,000
Sponsor
Partners' Equity:
Common unitholders - units issued										15,595,000
Series A Preferred
Partners' Equity:
Issuance of units in public offering								3,000,000
Fixed payment rate per annum								9.00%		9.00%
Liquidation preference								$ 25
Proceeds from the offering								$ 72,300,000
Underwriting discount								2,400,000
Offering expenses								$ 300,000
Preferred units, outstanding										3,000,000
Preferred units, issued										3,000,000
Preferred units redeemed											0
Redemption price										$ 25
Series A Preferred | Distribution From November 12, 2025, to February 11, 2026
Partners' Equity:
Distribution made to limited partner and general partner announcement date				Jan. 21, 2026
Distribution made to limited partner, distributions paid per unit				$ 0.5625
Distribution made to limited and general partner distribution date				Feb. 12, 2026
Distribution made to limited and general partner date record				Feb. 05, 2026
Series A Preferred | Distribution From February 12, 2026, to May 11, 2026
Partners' Equity:
Distribution made to limited partner and general partner announcement date		Apr. 21, 2026
Distribution made to limited partner, distributions paid per unit		$ 0.5625
Distribution made to limited and general partner distribution date		May 12, 2026
Distribution made to limited and general partner date record		May 05, 2026
Series B Preferred
Partners' Equity:
Issuance of units in public offering							2,200,000
Liquidation preference							$ 25
Proceeds from the offering							$ 53,000,000
Offering expenses							$ 2,000,000
Series B Preferred | From November 2023
Partners' Equity:
Preferred stock dividend basis spread on variable rate										5.593%
Series B Preferred | Any time on or after November 2023
Partners' Equity:
Redemption price										$ 25
Series B Preferred | Distribution From And Issue Date To But Excluding November 22, 2023
Partners' Equity:
Fixed payment rate per annum										8.75%